Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON May 17, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH THAT REQUEST EXPIRED ON May 16, 2000.


Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          25

Form 13F Information Table Value Total:         $   1,338,017
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROQUIP-VICKERS INC	       COM		007869100     4946    86300 SH       DEFINED 03             86300 	  0	   0
AGOURON PHARMACEUTICALS INC    COM		008488108    16969   300000 SH       DEFINED 03             300000 	  0	   0
AIRTOUCH COMMUNICATIONS INC    COM		00949T100   219725  2274000 SH       DEFINED 03            2274000 	  0	   0
AMERICA WEST HLDG CORP	       CL B		023657208     3926   205959 SH       DEFINED 03             205959 	  0	   0
AMERICAN BANKERS INS GROUP INC COM		024456105    72800  1400000 SH       DEFINED 03            1400000 	  0	   0
AMERICAN STORES CO NEW	       COM		030096101   124410  3770000 SH       DEFINED 03            3770000 	  0	   0
AVTEAM INC	               CL A		054527205     6199  1340260 SH       DEFINED 03            1340260 	  0	   0
BANKERS TR CORP	               COM		066365107    80837   916000 SH       DEFINED 03             916000 	  0	   0
DELTA & PINE LD CO	       COM		247356106    15452   502500 SH       DEFINED 03             502500 	  0	   0
EXCITE INC	               COM		300904109    47991   343100 SH       DEFINED 03             343100 	  0	   0
GOLDEN ST BANCORP INC	       WT EXP 082100	381197128    31349  2050000 SH       DEFINED 03                  0 	  0	   0
INTIMATE BRANDS INC	       CL A		461156101    17137   356100 SH       DEFINED 03             356100 	  0	   0
JACOR COMMUNICATIONS INC       CL A		469858401    84838  1117200 SH       DEFINED 03            1117200  	  0	   0
KNOLL INC	               COM		498904101     6156   250000 SH       DEFINED 03             250000 	  0	   0
LIMITED INC	               COM		532716107   125025  3155200 SH       DEFINED 03            3155200  	  0	   0
MCDERMOTT J RAY S A	       COM		P64658100      317    10600 SH       DEFINED 03              10600 	  0	   0
MEDIAONE GROUP INC	       COM		58440J104     5163    81300 SH       DEFINED 03              81300 	  0	   0
MEYER FRED INC DEL NEW         COM		592907109    55166   937000 SH       DEFINED 03             937000 	  0	   0
MORTON INTL INC IND NEW	       COM		619335102    82096  2233900 SH       DEFINED 03            2233900 	  0	   0
NORTHEAST OPTIC NETWORK INC    COM		664334109     6245   520421 SH       DEFINED 03             520421 	  0	   0
SAUER INC	               COM		804137107     6143  1228600 SH       DEFINED 03            1228600	  0	   0
SUNDSTRAND CORP	               COM		867323107    92783  1335000 SH       DEFINED 03            1335000 	  0	   0
TRANSAMERICA CORP	       COM		893485102   189144  2664000 SH       DEFINED 03            2664000 	  0	   0
UNITED STATES FILTER CORP NEW  COM NEW		911843209    32156  1050000 SH       DEFINED 03            1050000 	  0	   0
XYLAN CORP	               COM		984151100    11044   300000 SH       DEFINED 03             300000 	  0	   0
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